Fair Value Measurements	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Fair Value Measurements

NOTE 4:  FAIR VALUE MEASUREMENTS

There have been no significant changes to the Bank’s approach and methodologies used to determine fair value measurements during the three and six months ended April 30, 2021. During the three and six months ended April 30, 2021, the Bank designated certain obligations related to securities sold under repurchase agreements at fair value through profit or loss (FVTPL) as the instruments are part of a portfolio that is managed on a fair value basis and have been included in Obligations related to securities sold under repurchase agreements on the Interim Consolidated Balance Sheet.

Carrying Value and Fair Value of Financial Instruments not carried at Fair Value

The following table reflects the fair value of the Bank’s financial assets and liabilities not carried at fair value.

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)	As at
	April 30, 2021		October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$162,405	$162,793	$174,592	$175,500
Other debt securities	53,500	53,887	53,087	53,373
Total debt securities at amortized cost, net of allowance for credit losses	215,905	216,680	227,679	228,873
Total loans, net of allowance for loan losses	708,436	715,048	717,523	727,197
Total financial assets not carried at fair value	$924,341	$931,728	$945,202	$956,070

FINANCIAL LIABILITIES
Deposits	$1,118,488	$1,119,182	$1,135,333	$1,137,624
Securitization liabilities at amortized cost	15,346	15,503	15,768	16,143
Subordinated notes and debentures	11,269	12,130	11,477	12,374
Total financial liabilities not carried at fair value	$1,145,103	$1,146,815	$1,162,578	$1,166,141

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Fair Value Hierarchy and Valuation of Assets and Liabilities Classified as Level 3

IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date.

There have been no significant changes to the unobservable inputs and sensitivities for assets and liabilities classified as Level 3 during the three and six months ended April 30, 2021, except for the impact of the significant transfers described under the “Movements of Level 3 instruments” section of this Note.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at April 30, 2021 and October 31, 2020.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	April 30, 2021							October 31, 2020
	Level 1	Level 2	Level 3	Total[1]	Level 1	Level 2	Level 3	Total[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$2,047	$11,741	$–	$13,788	$351	$21,141	$–	$21,492
Provinces	–	7,325	–	7,325	–	8,468	–	8,468
U.S. federal, state, municipal governments, and agencies debt	–	15,028	–	15,028	–	22,809	16	22,825
Other OECD government guaranteed debt	–	5,990	–	5,990	–	4,563	–	4,563
Mortgage-backed securities	–	1,595	–	1,595	–	1,690	–	1,690
Other debt securities
Canadian issuers	–	5,553	–	5,553	–	5,613	2	5,615
Other issuers	–	12,172	3	12,175	–	13,352	1	13,353
Equity securities
Common shares	54,797	32	–	54,829	43,803	39	–	43,842
Preferred shares	38	–	–	38	37	–	–	37
Trading loans	–	12,759	–	12,759	–	12,959	–	12,959
Commodities	11,947	452	–	12,399	12,976	484	–	13,460

Retained interests	–	11	–	11	–	14	–	14

	68,829	72,658	3	141,490	57,167	91,132	19	148,318
Non-trading financial assets at fair value through profit or loss
Securities	163	5,398	662	6,223	232	4,027	571	4,830

Loans	–	2,989	3	2,992	–	3,715	3	3,718

	163	8,387	665	9,215	232	7,742	574	8,548
Derivatives
Interest rate contracts	6	11,846	–	11,852	22	17,937	–	17,959
Foreign exchange contracts	24	35,454	9	35,487	13	29,605	2	29,620
Credit contracts	–	32	–	32	–	19	–	19
Equity contracts	1	4,566	5	4,572	5	3,855	370	4,230

Commodity contracts	385	1,279	14	1,678	383	2,022	9	2,414

	416	53,177	28	53,621	423	53,438	381	54,242
Financial assets designated at fair value through profit or loss

Securities[2]	–	4,832	–	4,832	–	4,739	–	4,739

	–	4,832	–	4,832	–	4,739	–	4,739

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	13,013	–	13,013	–	14,126	–	14,126
Provinces	–	17,845	–	17,845	–	16,502	–	16,502
U.S. federal, state, municipal governments, and agencies debt	–	25,518	–	25,518	–	33,034	–	33,034
Other OECD government guaranteed debt	–	8,131	–	8,131	–	10,756	–	10,756
Mortgage-backed securities	–	2,912	–	2,912	–	3,865	–	3,865
Other debt securities
Asset-backed securities	–	7,657	–	7,657	–	10,006	–	10,006
Corporate and other debt	–	8,516	24	8,540	–	9,875	20	9,895
Equity securities
Common shares	2,290	1	1,442	3,733	819	15	1,553	2,387
Preferred shares	364	–	37	401	186	–	26	212

Loans	–	1,849	–	1,849	–	2,502	–	2,502

	2,654	85,442	1,503	89,599	1,005	100,681	1,599	103,285

Securities purchased under reverse repurchase agreements	–	8,255	–	8,255	–	7,395	–	7,395

FINANCIAL LIABILITIES

Trading deposits	–	33,503	176	33,679	–	14,528	4,649	19,177
Derivatives
Interest rate contracts	3	13,059	96	13,158	14	19,022	96	19,132
Foreign exchange contracts	35	36,246	–	36,281	14	27,300	–	27,314
Credit contracts	–	354	–	354	–	327	–	327
Equity contracts	–	6,543	94	6,637	–	3,360	1,077	4,437

Commodity contracts	249	1,337	3	1,589	355	1,611	27	1,993

	287	57,539	193	58,019	383	51,620	1,200	53,203

Securitization liabilities at fair value	–	13,622	–	13,622	–	13,718	–	13,718

Financial liabilities designated at fair value through profit or loss	–	66,203	50	66,253	–	59,641	24	59,665

Obligations related to securities sold short[2]	1,118	37,962	–	39,080	1,039	33,960	–	34,999
Obligations related to securities sold under repurchase agreements
Held-for-trading	–	5,674	–	5,674	–	3,675	–	3,675

Designated at fair value through profit or loss	–	805	–	805	–	–	–	–

	–	6,479	–	6,479	–	3,675	–	3,675

[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on if there is sufficient frequency and volume in an active market.

There were no significant transfers between Level 1 and Level 2 during the three months ended April 30, 2021. During the six months ended April 30, 2021, the Bank transferred $400 million of FVOCI Canadian government debt from Level 2 to Level 1 (three and six months ended April 30, 2020 – no significant transfers).

Movements of Level 3 instruments

Significant transfers into and out of Level 3 occur mainly due to the following reasons:

•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•

Transfers from Level 2 to Level 3 occur when an instrument’s fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant unobservable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.

During the three months ended April 30, 2021, significant transfers out of Level 3 and into Level 2 included $3,635 million of trading deposits and $1,156 million (net liabilities) of equity contracts which comprised of $625 million of derivative related assets and $1,781 million of derivative related liabilities due to changes in the degree of observability of certain inputs in the fair value measurement of these instruments (three months ended April 30, 2020 – no significant transfers).

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three and six months ended April 30, 2021 and April 30, 2020.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at February 1 2021	Total realized and unrealized gains (losses)			Movements		Transfers		Fair value as at April 30 2021	Change in unrealized gains (losses) on instruments still held[5]
		Included in income [1]	Included in OCI	[2,3]	Purchases/ Issuances	Sales/ Settlements [4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$–	$–	$–		$–	$–	$–	$–	$–	$–
U.S. federal, state, municipal governments and agencies debt	–	–	–		–	–	–	–	–	–
Other debt securities
Canadian issuers	1	–	–		–	–	–	(1)	–	–
Other issuers	1	(1)	–		–	–	3	–	3	–

	2	(1)	–		–	–	3	(1)	3	–
Non-trading financial assets at fair value through profit or loss
Securities	595	26	–		46	(5)	–	–	662	23

Loans	3	–	–		–	–	–	–	3	–

	598	26	–		46	(5)	–	–	665	23

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	23	–	1		–	–	–	–	24	1
Equity securities
Common shares	1,503	–	(1)		4	(64)	–	–	1,442	4

Preferred shares	32	–	5		–	–	–	–	37	1
	$1,558	$–	$5		$4	$(64)	$–	$–	$1,503	$6

FINANCIAL LIABILITIES

Trading deposits[6]	$(5,024)	$(464)	$–		$(5)	$1,682	$–	$3,635	$(176)	$(21)
Derivatives[7]
Interest rate contracts	(96)	4	–		–	(4)	–	–	(96)	6
Foreign exchange contracts	5	5	–		–	–	–	(1)	9	6
Equity contracts	(1,072)	(310)	–		(23)	159	1	1,156	(89)	(258)

Commodity contracts	4	9	–		–	(2)	–	–	11	8

	(1,159)	(292)	–		(23)	153	1	1,155	(165)	(238)

Financial liabilities designated at fair value through profit or loss	(31)	(65)	–		(96)	142	–	–	(50)	(65)

Obligations related to securities sold short	(1)	–	–		–	–	–	1	–	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at April 30, 2021, consists of derivative assets of $28 million (February 1, 2021 – $576 million) and derivative liabilities of $193 million (February 1, 2021 – $1,735 million), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at November 1 2020	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at April 30 2021	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$–	$–	$–	$–	$–	$–	$–	$–	$–
U.S. federal, state, municipal governments and agencies debt	16	2	–	–	(18)	–	–	–	–
Other debt securities
Canadian issuers	2	–	–	–	–	–	(2)	–	–

Other issuers	1	–	–	1	(1)	2	–	3	–

	19	2	–	1	(19)	2	(2)	3	–
Non-trading financial assets at fair value through profit or loss
Securities	571	29	–	74	(11)	–	(1)	662	21

Loans	3	–	–	–	–	–	–	3	–

	574	29	–	74	(11)	–	(1)	665	21

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	20	–	4	–	–	–	–	24	4
Equity securities
Common shares	1,553	–	(1)	24	(134)	–	–	1,442	4

Preferred shares	26	–	11	–	–	–	–	37	6

	$1,599	$–	$14	$24	$(134)	$–	$–	$1,503	$14

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,649)	$(998)	$–	$(749)	$2,592	$(7)	$3,635	$(176)	$(24)
Derivatives[6]
Interest rate contracts	(96)	3	–	–	(3)	–	–	(96)	7
Foreign exchange contracts	2	8	–	–	–	–	(1)	9	9
Equity contracts	(707)	(749)	–	(36)	239	8	1,156	(89)	(661)

Commodity contracts	(18)	27	–	–	1	–	1	11	13

	(819)	(711)	–	(36)	237	8	1,156	(165)	(632)

Financial liabilities designated at fair value through profit or loss	(24)	(61)	–	(142)	177	–	–	(50)	(61)

Obligations related to securities sold short	–	–	–	–	–	(1)	1	–	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at April 30, 2021, consists of derivative assets of $28 million (November 1, 2020 – $381 million) and derivative liabilities of $193 million (November 1, 2020 – $1,200 million), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at February 1 2020	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at April 30 2020	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$(8)	$–	$–	$–	$–
Other debt securities
Canadian issuers	–	–	–	–	–	–	–	–	–

Other issuers	9	–	–	7	–	3	(4)	15	3

	17	–	–	7	(8)	3	(4)	15	3
Non-trading financial assets at fair value through profit or loss
Securities	500	(12)	–	28	(20)	–	–	496	(17)

Loans	5	–	–	–	(2)	–	–	3	–

	505	(12)	–	28	(22)	–	–	499	(17)

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	24	–	(4)	–	–	–	–	20	–
Equity securities
Common shares	1,518	–	(1)	9	76	–	–	1,602	–

Preferred shares	45	–	(19)	1	–	–	–	27	(19)

	$1,587	$–	$(24)	$10	$76	$–	$–	$1,649	$(19)

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,209)	$628	$–	$(1,083)	$334	$–	$8	$(4,322)	$573
Derivatives[6]
Interest rate contracts	(85)	(12)	–	–	–	–	–	(97)	(10)
Foreign exchange contracts	–	11	–	–	2	–	–	13	11
Equity contracts	(1,024)	490	–	(27)	31	(1)	–	(531)	485

Commodity contracts	(19)	(66)	–	–	22	–	–	(63)	(50)

	(1,128)	423	–	(27)	55	(1)	–	(678)	436

Financial liabilities designated at fair value through profit or loss	(5)	58	–	(66)	6	–	–	(7)	58

Obligations related to securities sold short	(3)	–	–	–	–	–	3	–	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at April 30, 2020, consists of derivative assets of $337 million (February 1, 2020 – $630 million) and derivative liabilities of $1,015 million (February 1, 2020 – $1,758 million), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at November 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at April 30 2020	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$(8)	$–	$–	$–	$–
Other debt securities
Canadian issuers	3	–	–	–	(1)	–	(2)	–	–

Other issuers	1	–	–	7	(1)	12	(4)	15	3

	12	–	–	7	(10)	12	(6)	15	3
Non-trading financial assets at fair value through profit or loss
Securities	493	(4)	–	53	(46)	–	–	496	(14)

Loans	5	–	–	–	(2)	–	–	3	–

	498	(4)	–	53	(48)	–	–	499	(14)

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	24	–	(4)	–	–	–	–	20	–
Equity securities
Common shares	1,507	–	(1)	18	78	–	–	1,602	1

Preferred shares	44	–	(18)	1	–	–	–	27	(18)

	$1,575	$–	$(23)	$19	$78	$–	$–	$1,649	$(17)

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,092)	$523	$–	$(1,797)	$1,036	$–	$8	$(4,322)	$494
Derivatives[6]
Interest rate contracts	(83)	(22)	–	–	8	–	–	(97)	(15)
Foreign exchange contracts	(1)	10	–	–	3	1	–	13	11
Equity contracts	(925)	357	–	(58)	96	(1)	–	(531)	351

Commodity contracts	(17)	(69)	–	–	23	–	–	(63)	(53)

	(1,026)	276	–	(58)	130	–	–	(678)	294

Financial liabilities designated at fair value through profit or loss	(21)	65	–	(105)	54	–	–	(7)	65

Obligations related to securities sold short	–	–	–	–	–	(3)	3	–	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at April 30, 2020, consists of derivative assets of $337 million (November 1, 2019 – $604 million) and derivative liabilities of $1,015 million (November 1, 2019 – $1,630 million), which have been netted in this table for presentation purposes only.